Long-term investments (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Investments [Line Items]
Subtotal	$ 166,936	¥ 1,200,000	¥ 1,200,000
Less: Impairment loss	153,433	1,102,938	1,102,938
Total	13,503	97,062	97,062
Investment 1 [Member]
Schedule of Investments [Line Items]
Subtotal	83,468	600,000	600,000
Investment 2 [Member]
Schedule of Investments [Line Items]
Subtotal	$ 83,468	¥ 600,000	¥ 600,000